Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income tax
	2021	2020
Current:
Federal	$—	$—
State	3	3
Foreign	237	—
Total current	240	3

Deferred:
Federal	(48,017)	(11,456)
State	(49,894)	—
Foreign	(9,956)	(2,044)
Valuation allowance	107,867	13,500
Total deferred	—	—
Total provision	$240	$3

Schedule of components of losses before income taxes, by taxing jurisdiction
	2021	2020
U.S.	$(408,520)	$(79,605)
Foreign	(107,745)	(67,480)
Total	$(516,265)	$(147,085)

Schedule of federal corporate income tax rate
	2021	2020
Federal income tax expense	21.0%	21.0%
State income taxes (net of federal benefit)	3.8%	0.0%
Permanent differences	(0.1)%	(1.3)%
Fair value debt adjustments	(4.5)%	(0.6)%
Disallowed interest	(0.4)%	(2.7)%
Foreign tax rate difference	(0.2)%	(6.7)%
Return-to-provision adjustment	(3.1)%	0.4%
Uncertain tax benefit	(0.4)%	—
Expiration of tax attributes	(1.7)%	(1.0)%
State tax rate change on deferred taxes	6.4%	—
Valuation allowance	(20.8)%	(9.1)%
Effective tax rate	0.0%	0.0%

Schedule of deferred tax assets and deferred tax liabilities
	2021	2020
Deferred Tax Assets:
Net operating losses (“NOL”)	$225,339	$123,633
Research and development credits	4,240	7,921
Accrued liabilities	16,258	7,564
Construction in progress	—	3,061
Excess interest expense under section 163(j)	5,018	3,670
Capital losses	3,420	2,407
Amortization	12,176	—
Stock-based compensation	187	428
Other	1,714	296
Gross deferred tax assets	268,352	148,980
Valuation allowance	(256,413)	(148,546)
Deferred tax assets, net of valuation allowance	11,939	434
Deferred Tax Liabilities:
Depreciation	(573)	454
State taxes	(11,366)	(888)
Total deferred tax liabilities	(11,939)	(434)
Total net deferred tax assets (liabilities)	$—	$—

Schedule of unrecognized tax benefits
	2021	2020
Beginning balance	$2,666	$2,598
Increase related to current year tax positions	2,331	68
Ending balance	$4,997	$2,666

Schedule of valuation allowance
	2021	2020
Beginning balance	$148,546	$135,046
Increase related to current year tax positions	107,867	13,500
Ending balance	$256,413	$148,546